Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Schedule of spvs management fees

SPV Name	Ongoing Management Fees(a)	Carried Interest/ Incentive Fees(b)
G Squared Special Situations Fund, LLC - Series H-1 (invested in Brex, Inc., Common Stock)	0%	0%
MWLSV Epic Games-II, LLC (invested in Epic Games, Inc., Common Stock)	0%	0%
DXYZ OAI I LLC (economic exposure to OpenAI Global LLC, Profit Participation Units)	0%	0%
Fund FG-TQY, a series of Forge Investments LLC (economic exposure to Plaid, Inc., Common Stock)	0%	0%
MW LSV Relativity Space, LLC (invested in Relativity Space, Inc., Common Stock)	0%	0%
Celadon Technology Fund VIII, LLC - Series B (economic exposure to Space Exploration Technologies Corp., Common Stock)	0%	0%
DXYZ SpaceX I LLC (economic exposure to Space Exploration Technologies Corp., 99% Class A Common Stock and 1% Series J Preferred Stock)	0%	0%
Fund FG-RTA, a series of Forge Investments LLC (economic exposure to Stripe, Inc., Common Stock)	0%	0%
Rhenium Bolt 2021, LLC	0%	0%
MWAM VC SpaceX-II, LLC (economic exposure to Space Exploration Technologies Corp., 55% Class A Common Stock and 45% Class C Common Stock)	0%	10%
Khosla Ventures IFSPV II, LLC (invested in Impossible Foods, Inc., Series H Preferred Stock)	0%	20%

(a)	The effect of management and/or other fees have been considered in the fair value of the SPVs. Any upfront broker or management fees are included in the cost of purchase.

(b)	The effect of future carried interest has been considered in the market value of the SPVs.